Income Taxes - Summary of Reconciliation of the Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit) (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Income tax expense	(3.20%)	(5.70%)
Flame Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Income tax at statutory rate			21.00%	21.00%
Change in valuation allowance			(0.80%)	(66.00%)
Fair value adjustments of warrants and convertible notes			(20.60%)	3.70%
Merger related expenses			(2.40%)	0.00%
Other			(0.10%)	0.00%
Income tax expense			(2.90%)	(41.30%)